Leases liabilities	12 Months Ended
Nov. 30, 2023
Lease liabilities [abstract]
Leases liabilities
19.	Leases liabilities

Carrying value

Balance as at November 30, 2021	$2,518

Accretion expense	157

Lease payments	(605)

Effect of change in exchange rates	(148)

Balance as at November 30, 2022	$1,922

Accretion expense	101

Lease payments	(452)

Effect of change in exchange rates	17

Termination (a)	(920)

New lease (b)	326

Balance as at November 30, 2023	$994

Current portion	(421)

Non-current portion	$573

(a)
On February 17, 2023, the Company terminated its lease in Ireland. Accordingly, the Company reduced its right-of-use
assets by $799, the lease liabilities by $920 and recorded a gain on lease termination of $121.
The gain is presented in finance income (Note 5).

(b)	On March 1, 2023, the Company signed a new lease in Ireland. Accordingly, the Company recorded a right-of-use asset and a lease liability of $326.